Marketable Securities (Schedule Of Debt Securities By Major Interest Type) (Details) (USD $) In Thousands, unless otherwise specified						12 Months Ended		12 Months Ended			12 Months Ended		12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2012 Up To 2% [Member]	Dec. 31, 2012 Up To 2% [Member] Maximum [Member]	Dec. 31, 2012 2.038% - 2.951% [Member]	Dec. 31, 2012 2.038% - 2.951% [Member] Minimum [Member]	Dec. 31, 2012 2.038% - 2.951% [Member] Maximum [Member]	Dec. 31, 2011 Up to 2% [Member]	Dec. 31, 2011 Up to 2% [Member] Maximum [Member]	Dec. 31, 2011 2.038% - 2.874% [Member]	Dec. 31, 2011 2.038% - 2.874% [Member] Minimum [Member]	Dec. 31, 2011 2.038% - 2.874% [Member] Maximum [Member]
Amortized cost	$ 41,477	[1]	$ 33,019	[1]	$ 33,145		$ 8,332			$ 25,225		$ 7,794
Net unrealized holding gains/(losses)	34		(547)		(84)		118			(415)		(132)
Aggregate fair value	$ 41,511	[2]	$ 32,472	[2]	$ 33,061		$ 8,450			$ 24,810		$ 7,662
Interest rate						2.00%		2.038%	2.951%		2.00%		2.038%	2.874%

[1]	Including accrued interest in the amount of $325K and $425K as of December 31, 2011 and 2012 respectively.
[2]	Fair value is being determined using quoted market prices in active markets (Level 1).